BORROWINGS - Additional information (Details) - HKD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
BORROWINGS
Borrowings weighted average interest rate	3.96%	4.18%
Borrowing capacity	$ 583,640	$ 582,200
Banks
BORROWINGS
Unused borrowing facilities	$ 13,900,000	$ 18,200,000